DWS Tax-Exempt Portfolio Expense Example - DWS Tax Exempt Money Fund [Member] - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Money Fund	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	$ 562